Commitments, Guarantees and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Guarantor Obligations [Line Items]
Potential future payment	¥ 896,498	¥ 779,288
Book value of guarantee liabilities	43,884	35,242
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	167,799	174,322
Book value of guarantee liabilities	¥ 1,300	¥ 1,587
Maturity of the longest contract (Years)	2047	2046
Consumer Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 249,719	¥ 179,225
Book value of guarantee liabilities	¥ 29,641	¥ 21,748
Maturity of the longest contract (Years)	2018	2018
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 26,448	¥ 28,919
Book value of guarantee liabilities	¥ 5,362	¥ 5,853
Maturity of the longest contract (Years)	2048	2051
Other Guarantees
Guarantor Obligations [Line Items]
Potential future payment	¥ 935	¥ 482
Book value of guarantee liabilities	¥ 307	¥ 179
Maturity of the longest contract (Years)	2025	2024
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 451,597	¥ 396,340
Book value of guarantee liabilities	¥ 7,274	¥ 5,875
Maturity of the longest contract (Years)	2024	2023